General Principles for the Preparation of the Consolidated Financial Statements (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Shareholders own percentage	35.00%
Recoverable amount of cash generating unit	€ 852,000
Determined cost	€ 767,000
Percentage of shareholding in common shares	35.00%
Net income rate	15.00%
Contingent consideration	€ 167,000
Discount rate	10.00%
Adjusted sales	€ 24,977
Net loss	1,525,032	€ 95,835
Surplus	4,472,402
Shareholders equity	4,619,852	€ (349,456)	€ (131,213)	€ (253,821)
Net assets	5,783,710		1,125,099
Working capital	€ 3,989,458		€ 188,481
Fudbalski Klub Akademija Pandev [Member]
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Percentage of shareholding in common shares	90.00%
Union of European Football Associations [Member]
General Principles for the Preparation of the Consolidated Financial Statements [Line Items]
Net income rate	15.00%